Share Based Payment Plans - Summary of Weighted-Average Fair Value of Options Granted And Assumptions (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2026 CAD ($) yr $ / shares	Jan. 31, 2025 CAD ($) yr $ / shares
Disclosure of weighted average fair value and main assumptions [abstract]
Weighted-average fair value at grant date | $	$ 17,490	$ 39,700
Share price | $ / shares	$ 50.95	$ 97.32
Risk-free interest rate	2.84%	3.47%
Expected life | yr	5.04	5.04
Expected volatility	40.66%	45.44%
Expected annual dividend per share	1.65%	0.86%